Income taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit at the federal statutory rate	$ (61,771)	$ (52,499)
Foreign tax rate differential	(7,645)	(889)
State income taxes - net of federal income tax benefits	89	(8,553)
Tax credits	(1,753)	(1,214)
Stock-based compensation	1,389	66
Convertible debt instruments	5,399	0
Capital loss	(9,640)	0
Capitalized transaction expenses	(2,362)	220
Change in valuation allowance	76,536	63,192
Total income tax benefit	$ 242	$ 323